Derivative financial instruments - Disclosure of hedged items in fair value hedges (Details) - Fair value hedges - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Assets
Carrying amount, hedged assets	£ 45,231	£ 37,471
Accumulated fair value hedge adjustment included in carrying amount	(1,911)	(4,511)
Accumulated fair value adjustment on items no longer in a hedge relationship	(743)	(219)
Liabilities
Carrying amount, hedged liabilities	(44,433)	(34,260)
Accumulated fair value hedge adjustment included in carrying amount	1,872	2,746
Accumulated fair value adjustment on items no longer in a hedge relationship	539	(26)
Total hedged items	798	3,211
Accumulated fair value hedge adjustment included in carrying amount, total	(39)	(1,765)
Accumulated fair value adjustment on items no longer in a hedge relationship, total	(204)	(245)
Change in fair value used as a basis to determine ineffectiveness	364	(3,173)
Hedge ineffectiveness recognised in the income statement	181	102
Hedged assets
Liabilities
Change in fair value used as a basis to determine ineffectiveness	1,087	(6,750)
Hedge ineffectiveness recognised in the income statement	160	80
Hedged assets | Interest rate risk | Debt securities at amortised cost
Assets
Carrying amount, hedged assets	2,394	159
Accumulated fair value hedge adjustment included in carrying amount	(24)	(19)
Accumulated fair value adjustment on items no longer in a hedge relationship	(21)	(11)
Liabilities
Change in fair value used as a basis to determine ineffectiveness	48	(133)
Hedge ineffectiveness recognised in the income statement	24	(20)
Hedged assets | Interest rate risk | Financial assets at fair value through other comprehensive income
Assets
Carrying amount, hedged assets	33,021	25,044
Accumulated fair value hedge adjustment included in carrying amount	(1,173)	(3,132)
Accumulated fair value adjustment on items no longer in a hedge relationship	(658)	(228)
Liabilities
Change in fair value used as a basis to determine ineffectiveness	964	(3,833)
Hedge ineffectiveness recognised in the income statement	158	145
Hedged assets | Inflation risk | Debt securities at amortised cost
Assets
Carrying amount, hedged assets	6,484	3,854
Accumulated fair value hedge adjustment included in carrying amount	(755)	(1,287)
Accumulated fair value adjustment on items no longer in a hedge relationship	3	0
Liabilities
Change in fair value used as a basis to determine ineffectiveness	33	(1,658)
Hedge ineffectiveness recognised in the income statement	(19)	(18)
Hedged assets | Inflation risk | Financial assets at fair value through other comprehensive income
Assets
Carrying amount, hedged assets	2,052	6,019
Accumulated fair value hedge adjustment included in carrying amount	(51)	(181)
Accumulated fair value adjustment on items no longer in a hedge relationship	(62)	17
Liabilities
Change in fair value used as a basis to determine ineffectiveness	5	(690)
Hedge ineffectiveness recognised in the income statement	3	(26)
Loans and advances | Interest rate risk | Financial assets at amortised cost
Assets
Carrying amount, hedged assets	830	1,950
Accumulated fair value hedge adjustment included in carrying amount	(154)	(135)
Accumulated fair value adjustment on items no longer in a hedge relationship	(5)	3
Liabilities
Change in fair value used as a basis to determine ineffectiveness	34	(325)
Hedge ineffectiveness recognised in the income statement	(1)	(3)
Loans and advances | Inflation risk | Financial assets at amortised cost
Assets
Carrying amount, hedged assets	450	445
Accumulated fair value hedge adjustment included in carrying amount	246	243
Accumulated fair value adjustment on items no longer in a hedge relationship	0	0
Liabilities
Change in fair value used as a basis to determine ineffectiveness	3	(111)
Hedge ineffectiveness recognised in the income statement	(5)	2
Hedged liabilities
Liabilities
Change in fair value used as a basis to determine ineffectiveness	(723)	3,577
Hedge ineffectiveness recognised in the income statement	21	22
Debt securities at amortised cost | Interest rate risk
Liabilities
Carrying amount, hedged liabilities	(44,433)	(34,260)
Accumulated fair value hedge adjustment included in carrying amount	1,872	2,746
Accumulated fair value adjustment on items no longer in a hedge relationship	539	(26)
Change in fair value used as a basis to determine ineffectiveness	(723)	3,577
Hedge ineffectiveness recognised in the income statement	£ 21	£ 22